Expense Example, No Redemption (Vanguard Small-Cap Growth Index Fund Participant)	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293